Right-of-use assets	9 Months Ended
Jul. 31, 2022
Disclosure Of Leases [Abstract]
Right-of-use assets	Right-of-use assets

	Premises	Equipment	Total
Cost	$	$	$
At October 31, 2021	28,821,956	133,769	28,955,725
Additions	31,758,625	117,516	31,876,141
Modifications	239,799	(25,125)	214,674
At July 31, 2022	60,820,380	226,160	61,046,540

Accumulated depreciation
At October 31, 2021	(1,894,179)	(51,786)	(1,945,965)
Depreciation	(4,364,642)	(32,221)	(4,396,863)
Disposals	208,862	—	208,862
At July 31, 2022	(6,049,959)	(84,007)	(6,133,966)

Carrying amounts
At October 31, 2021	26,927,777	81,983	27,009,760
At July 31, 2022	54,770,421	142,153	54,912,574
The weighted average lease term is